LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES
8.	LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB 98,628 and RMB 233,847, and corresponding current liabilities of RMB 37,713 and RMB65,740 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB 62,388 and RMB 165,614, as of December 31, 2020 and 2021. The amount of short-term is not material and no variable lease cost existed for the years ended December 31, 2019, 2020 and 2021, respectively

Lease expenses were RMB 29,715, RMB 41,936 and RMB73,756 for the year ended December 31, 2019, 2020 and 2021. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2020 and 2021 were as follows:

	As of December 31,
Year Ending December 31,	2020	2021
2021	41,893	—
2022	32,006	73,723
2023	15,602	66,932
2024	11,507	59,633
2025	7,857	42,059
2026	616	6,914
Thereafter	—	205
Total lease payment	109,481	249,466
Less: imputed interest	(9,380)	(18,112)
Present value of minimum operating lease payments	100,101	231,354

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended 31 December, 2019, 2020 and 2021 were RMB 29,042, RMB 40,792 and RMB 77,722. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the years ended 31 December, 2020 and 2021 were RMB 50,841, RMB 50,076 and RMB 225,003. Right-of-use assets decreased due to lease early termination for the years ended 31 December, 2019, 2020 and 2021 were nil, RMB 1,685 and RMB 23,624.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2020	2021
Weighted-average remaining lease term	3.2years	3.6years
Weighted-average discount rate	5.0%	4.3%